CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Millions		12 Months Ended
	Dec. 09, 2022	Dec. 31, 2022
Statement of changes in equity [abstract]
Non-cash distribution	$ 2,400	$ 2,400
Proportion of ownership interest in subsidiary	25.00%	25.00%